Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

3. Derivative Instruments and Hedging Activities

We have entered into a number of forward contracts to hedge our exposures in British pounds sterling. As of December 31, 2010, we had an outstanding forward contract to purchase $196,154 U.S. dollars and sell 125,000 British pounds sterling to hedge our intercompany exposures with IME. Additionally, in the fourth quarter of 2010, we entered into a forward contract to hedge our exposures in Australian dollars. As of December 31, 2010, we had an outstanding forward contract to purchase 54,745 Euros and sell 75,000 Australian dollars to hedge our intercompany exposures with our Australian subsidiary. At the maturity of the forward contracts, we may enter into new forward contracts to hedge movements in the underlying currencies. At the time of settlement, we either pay or receive the net settlement amount from the forward contract and recognize this amount in other (income) expense, net in the accompanying statement of operations as a realized foreign exchange gain or loss. At the end of each month, we mark the outstanding forward contracts to market and record an unrealized foreign exchange gain or loss for the mark-to-market valuation. We have not designated these forward contracts as hedges. During the years ended December 31, 2008, 2009 and 2010, there was $24,145 in net cash receipts, $2,392 in net cash disbursements and $2,030 in net cash receipts, respectively, included in cash from operating activities related to settlements associated with these foreign currency forward contracts. The following table provides the fair value of our derivative instruments as of December 31, 2009 and 2010 and their gains and losses for the years ended December 31, 2008, 2009 and 2010:

	Asset Derivatives
	December 31,
	2009		2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Current assets	$4,115	Current assets	$2,500
Total		$4,115		$2,500

	Liability Derivatives
	December 31,
	2009		2010
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Current liabilities	$—	Current liabilities	$2,440
Total		$—		$2,440

	Location of (Gain) Loss	Amount of (Gain) Loss Recognized in Income on Derivatives
	Recognized in Income	December 31,
Derivatives Not Designated as Hedging Instruments	on Derivative	2008	2009	2010
Foreign exchange contracts	Other (income) expense, net	$(36,886)	$11,952	$2,025
Total		$(36,886)	$11,952	$2,025

In the third quarter of 2007, we designated a portion of our 6 3/4% Euro Senior Subordinated Notes due 2018 issued by IMI (the “6 3/4% Euro Notes”) as a hedge of net investment of certain of our Euro denominated subsidiaries. For the years ended December 31, 2008, 2009 and 2010, we designated on average 167,578, 95,500 and 74,750 Euros, respectively, of the 6 3/4% Euro Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded foreign exchange gains of $10,471 ($6,296, net of tax) related to the change in fair value of such debt due to currency translation adjustments which is a component of accumulated other comprehensive items, net included in stockholders’ equity for the year ended December 31, 2008. We recorded foreign exchange gains of $1,863 ($989, net of tax) related to the change in fair value of such debt due to currency translation adjustments which is a component of accumulated other comprehensive items, net included in stockholders’ equity for the year ended December 31, 2009. We recorded foreign exchange gains of $7,392 ($4,620, net of tax) related to the change in fair value of such debt due to currency translation adjustments which is a component of accumulated other comprehensive items, net included in stockholders’ equity for the year ended December 31, 2010. As of December 31, 2010, net gains of $7,978 are recorded in accumulated other comprehensive items, net associated with this net investment hedge.